Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of components of net finance receivables by type
Components of net finance receivables held for investment by type were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Retail Sales Finance	Total

December 31, 2017
Gross receivables *	$16,173	$127	$7	$16,307
Unearned finance charges and points and fees	(1,724)	—	(1)	(1,725)
Accrued finance charges	210	1	—	211
Deferred origination costs	116	—	—	116
Total	$14,775	$128	$6	$14,909

December 31, 2016
Gross receivables *	$15,360	$142	$12	$15,514
Unearned finance charges and points and fees	(2,061)	1	(1)	(2,061)
Accrued finance charges	150	1	—	151
Deferred origination costs	82	—	—	82
Total	$13,531	$144	$11	$13,686

*	Gross receivables are defined as follows:

•
Finance receivables purchased as a performing receivable — gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts. Additionally, the remaining unearned premium, net of discount established at the time of purchase, is included in both interest bearing and precompute accounts to reflect the finance receivable balance at its initial fair value;

•
Finance receivables originated subsequent to the OneMain Acquisition and the Fortress Acquisition — gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts;

•
Purchased credit impaired finance receivables — gross finance receivables equal the remaining estimated cash flows less the current balance of accretable yield on the purchased credit impaired accounts; and

•
TDR finance receivables —gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts. Additionally, the remaining unearned premium, net of discount established at the time of purchase, is included in both interest bearing and precompute accounts previously purchased as a performing receivable.

Schedule of largest concentrations of net finance receivables
The largest concentrations of net finance receivables were as follows:

December 31,	2017		2016 *
(dollars in millions)	Amount	Percent	Amount	Percent

Texas	$1,300	9%	$1,194	9%
North Carolina	1,155	8	1,112	8
Pennsylvania	882	6	825	6
California	876	6	806	6
Ohio	726	5	660	5
Florida	674	5	572	4
Illinois	667	4	599	4
Virginia	641	4	623	5
Georgia	618	4	586	4
Indiana	608	4	539	4
Tennessee	520	3	465	3
Other	6,242	42	5,705	42
Total	$14,909	100%	$13,686	100%

*	December 31, 2016 concentrations of net finance receivables are presented in the order of December 31, 2017 state concentrations.

Summary of net finance receivables by type by days delinquent
The following is a summary of net finance receivables held for investment by type and by number of days delinquent:

(dollars in millions)	Personal Loans	Real Estate Loans	Retail Sales Finance	Total

December 31, 2017
Performing:
Current	$14,081	$98	$6	$14,185
30-59 days past due	202	8	—	210
60-89 days past due	156	3	—	159
Total performing	14,439	109	6	14,554
Nonperforming:
90-179 days past due	330	4	—	334
180 days or more past due	6	15	—	21
Total nonperforming	336	19	—	355
Total	$14,775	$128	$6	$14,909

December 31, 2016
Performing:
Current	$12,878	$102	$11	$12,991
30-59 days past due	173	9	—	182
60-89 days past due	129	4	—	133
Total performing	13,180	115	11	13,306
Nonperforming:
90-179 days past due	347	8	—	355
180 days or more past due	4	21	—	25
Total nonperforming	351	29	—	380
Total	$13,531	$144	$11	$13,686

Schedule of information regarding purchased credit impaired finance receivables
Information regarding our purchased credit impaired finance receivables held for investment and held for sale were as follows:

December 31,	2017			2016
(dollars in millions)	OM Loans	FA Loans (a)	Total	OM Loans	FA Loans (a)	Total

Carrying amount, net of allowance	$176	$57	$233	$324	$70	$394
Outstanding balance (b)	243	94	337	444	107	551
Allowance for purchased credit impaired finance receivable losses	6	9	15	29	8	37

(a)    Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2017	2016

Carrying amount	$44	$54
Outstanding balance	72	83

(b)	Outstanding balance is defined as UPB of the loans with a net carrying amount.

Schedule of Purchased credit impaired FA Loans held for sale	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2017	2016

Carrying amount	$44	$54
Outstanding balance	72	83

Schedule of changes in accretable yield for purchased credit impaired finance receivables
Changes in accretable yield for purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans	Total

Year Ended December 31, 2017
Balance at beginning of period	$59	$—	$60	$119
Accretion (a)	(34)	—	(5)	(39)
Reclassifications to nonaccretable difference (b)	22	—	(2)	20
Balance at end of period	$47	$—	$53	$100

Year Ended December 31, 2016
Balance at beginning of period	$151	$375	$66	$592
Accretion (a)	(69)	(16)	(7)	(92)
Other (c)	(23)	—	—	(23)
Reclassifications from nonaccretable difference (b)	—	—	12	12
Transfers due to finance receivables sold	—	(359)	(11)	(370)
Balance at end of period	$59	$—	$60	$119

Year Ended December 31, 2015
Balance at beginning of period	$—	$452	$54	$506
Additions from OneMain Acquisition	166	—	—	166
Accretion (a)	(15)	(77)	(8)	(100)
Reclassifications from nonaccretable difference (b)	—	—	20	20
Balance at end of period	$151	$375	$66	$592

(a)    Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Accretion	$4	$5	$6

(b)	Reclassifications from (to) nonaccretable difference represents the increases (decreases) in accretable yield resulting from higher (lower) estimated undiscounted cash flows.

(c)
Other reflects a measurement period adjustment in the first quarter of 2016 based on a change in the expected cash flows in the purchase credit impaired portfolio related to the OneMain Acquisition. The measurement period adjustment created a decrease of $23 million to the beginning balance of the OM Loans accretable yield.

Schedule of Accretion on our purchased credit impaired FA Loans held for sale	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Accretion	$4	$5	$6

Schedule of Troubled Debt Restructurings, Held for Investments and Held for Sale
Information regarding TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans (a)	Total

December 31, 2017
TDR gross finance receivables (b)	$318	$139	$457
TDR net finance receivables	317	140	457
Allowance for TDR finance receivable losses	134	12	146

December 31, 2016
TDR gross finance receivables	$151	$133	$284
TDR net finance receivables	152	134	286
Allowance for TDR finance receivable losses	69	11	80

(a) TDR real estate loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2017	2016

TDR gross finance receivables	$90	$89
TDR net finance receivables	91	90

(b) As defined earlier in this Note.

Schedule of TDR finance receivables held for sale (gross, net and allowance)	TDR real estate loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2017	2016

TDR gross finance receivables	$90	$89
TDR net finance receivables	91	90

Schedule of TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables held for investment and held for sale and finance charges recognized on TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (b)	Total

Year Ended December 31, 2017
TDR average net receivables	$230	$—	$140	$370
TDR finance charges recognized	33	—	9	42

Year Ended December 31, 2016
TDR average net receivables	$95	$—	$175	$270
TDR finance charges recognized	12	—	11	23

Year Ended December 31, 2015
TDR average net receivables (c)	$35	$12	$198	$245
TDR finance charges recognized	3	1	11	15

(a)	TDR personal loans held for sale included in the table above were immaterial.

(b) TDR real estate loans held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2017
TDR average net receivables	$91
TDR finance charges recognized	6

Year Ended December 31, 2016
TDR average net receivables	$102
TDR finance charges recognized	6

Year Ended December 31, 2015
TDR average net receivables	$91
TDR finance charges recognized	5

Schedule of trouble debt restructuring average held for sale
TDR real estate loans held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2017
TDR average net receivables	$91
TDR finance charges recognized	6

Year Ended December 31, 2016
TDR average net receivables	$102
TDR finance charges recognized	6

Year Ended December 31, 2015
TDR average net receivables	$91
TDR finance charges recognized	5

Schedule of information regarding new volume of the TDR finance receivables
Information regarding the new volume of the TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (b)	Total

Year Ended December 31, 2017
Pre-modification TDR net finance receivables	$326	$—	$16	$342
Post-modification TDR net finance receivables:
Rate reduction	$250	$—	$16	$266
Other (c)	74	—	—	74
Total post-modification TDR net finance receivables	$324	$—	$16	$340
Number of TDR accounts	45,300	—	510	45,810

Year Ended December 31, 2016
Pre-modification TDR net finance receivables	$211	$1	$16	$228
Post-modification TDR net finance receivables:
Rate reduction	$194	$1	$16	$211
Other (c)	12	—	1	13
Total post-modification TDR net finance receivables	$206	$1	$17	$224
Number of TDR accounts	29,395	157	364	29,916

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$47	$7	$21	$75
Post-modification TDR net finance receivables:
Rate reduction	$31	$6	$17	$54
Other (c)	12	—	5	17
Total post-modification TDR net finance receivables	$43	$6	$22	$71
Number of TDR accounts	8,365	721	385	9,471

(a)	TDR personal loans held for sale included in the table above were immaterial.

(b)	TDR real estate loans held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2017
Pre-modification TDR net finance receivables	$6
Post-modification TDR net finance receivables	$7
Number of TDR accounts	232

Year Ended December 31, 2016
Pre-modification TDR net finance receivables	$5
Post-modification TDR net finance receivables	$5
Number of TDR accounts	122

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$6
Post-modification TDR net finance receivables	$7
Number of TDR accounts	113

(c)	“Other” modifications primarily include forgiveness of principal or interest.

Schedule Of Information Regarding New Volume Of TDR Finance Receivables Held For Sale
TDR real estate loans held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2017
Pre-modification TDR net finance receivables	$6
Post-modification TDR net finance receivables	$7
Number of TDR accounts	232

Year Ended December 31, 2016
Pre-modification TDR net finance receivables	$5
Post-modification TDR net finance receivables	$5
Number of TDR accounts	122

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$6
Post-modification TDR net finance receivables	$7
Number of TDR accounts	113

Schedule of net finance receivables that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause TDR finance receivables to be considered nonperforming
Net finance receivables held for investment and held for sale that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause the TDR finance receivables to be considered nonperforming (90 days or more past due) were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2017
TDR net finance receivables (b)	$88	$—	$4	$92
Number of TDR accounts	14,935	—	101	15,036

Year Ended December 31, 2016
TDR net finance receivables (b) (c)	$24	$—	$3	$27
Number of TDR accounts	3,684	19	61	3,764

Year Ended December 31, 2015
TDR net finance receivables (b)	$8	$2	$3	$13
Number of TDR accounts	1,649	147	46	1,842

(a)    TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2017
TDR net finance receivables	$2
Number of TDR accounts	53

Year Ended December 31, 2016
TDR net finance receivables	$2
Number of TDR accounts	30

Year Ended December 31, 2015
TDR net finance receivables	$1
Number of TDR accounts	17

(b)	Represents the corresponding balance of TDR net finance receivables at the end of the month in which they defaulted.

(c)
TDR SpringCastle Portfolio loans for the year ended December 31, 2016 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the combined table above.

Schedule of net finance receivables that were modified TDRs that were held for sale
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2017
TDR net finance receivables	$2
Number of TDR accounts	53

Year Ended December 31, 2016
TDR net finance receivables	$2
Number of TDR accounts	30

Year Ended December 31, 2015
TDR net finance receivables	$1
Number of TDR accounts	17